OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Components of Other Income, Net
The components of other income, net are as follows (in millions):

	Years Ended December 31,
	2020	2019	2018
Foreign exchange losses (gains)	$1.8	$1.5	$(2.0)
Net periodic pension and OPEB benefit credit	(3.4)	(6.4)	(7.1)
Other, net	0.1	1.1	(0.5)
Other income, net	$(1.5)	$(3.8)	$(9.6)